EDGAR

December 30, 1998



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
         John Hancock California Tax-Free Income  Fund
            John Hancock California  Tax-Free Income Fund

        File Nos.  33-31675; 811-5979

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated January 1, 1999 and Statement of Additional Information dated January 1, 1999 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     ---------------
                                                     Joan O'Neill